Income Tax - Schedule of Income Tax Recorded in Income (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Tax Recorded In Income Abstract
Income tax credit combined rate	34.00%	34.00%	34.00%